Revenue (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	$ 35	$ 753		$ 1,062	$ 558
Walmart [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues				1,000	500
Software as a Service [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues		12	$ 3	62	57
Hardware Sales [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues					$ 1
Professional services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues		$ 23	$ 750